Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock option activities and related information
	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2019		December 31, 2018

Ordinary shares	200,000,000	24,393,218	200,000,000	23,491,948

Schedule of options granted outstanding and exercise prices
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2019	1,714,039	$0.63
Granted	207,500	0.27
Options forfeited	(107,158)	$0.88

Outstanding as of December 31, 2019	1,814,381	$0.58	6.66	$24,538

Exercisable as of December 31, 2019	1,209,464	$0.68	5.72	$24,538

Schedule of options granted to officers, directors, employees, consultants and service providers
	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*)	230,425	3.4	230,425	3.4
$0.03	19,597	5.8	19,597	5.8
0.27	809,000	8.6	291,125	8.4
0.34	8,020	3.9	8,020	3.9
0.45	63,097	0.7	63,097	0.7
0.92	650,424	6.2	563,382	6.0
4.72	1,068	2.2	1,068	2.2
5.05	2,769	2.2	2,769	2.2
$5.73	29,981	3.8	29,981	3.8
	1,814,381		1,209,464
(*)	Represents an amount lower than $0.01.

Schedule of stock based compensation
	Year Ended December 31,
	2019	2018	2017

Research and Development	$16,295	$36,723	$17,956
Sales and Marketing	7,209	14,837	9,747
General and Administrative	86,109	102,430	108,431

	$109,613	$153,990	$136,134

Schedule of outstanding warrants
Outstanding	Issuance year	Exercise price		Exercisable through

117,209	2009	$	(* )	Exit event	(**)
59,384	2013		0.92	2023	(**)
600,000	2018		0.50	2023	Refer to Note 8c
170,000	2018		0.50	2023	Refer to Note 8d
466,667	2018		$0.50	2023	Refer to Note 11b10

1,413,260
(*)	Represents an amount lower than $0.01
(**)	Issued in connection with the 2013 and 2009 arrangements